Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2015	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue		$ 40,000	$ 51,000	$ 153,000	$ 162,000	$ 207,000	$ 768,000
Cyber Safety, Inc [Member]
Patent expiry year	September 30, 2021
Option to buy patent price	$ 10,000,000
Revenue						$ 380	$ 441,000
Event of default, purchase price	$ 11,000,000
Event of default, maturity date	September 30, 2022
Cyber Safety, Inc [Member] | Minimum [Member]
Amount receivable from product percentage	15.00%
Cyber Safety, Inc [Member] | Maximum [Member]
Amount receivable from product percentage	20.00%